Consolidated Statements Of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Deferred income tax (asset) liability, Net unrecognized gain (loss) from defined benefit plans	$ 1,958	$ (1,813)	$ 0
Deferred income tax asset, Reclassification adjustment for amortization of unrealized loss from defined benefit plans	$ 693	$ 77	$ 0